Average Annual Total Returns - Natixis Funds Trust I	12 Months Ended	60 Months Ended	104 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Mirova Global Megatrends Fund | MSCI World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.15%	12.49%
Mirova Global Megatrends Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	5.72%		11.11%
Mirova Global Megatrends Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.17%	6.17%		11.10%
Mirova Global Megatrends Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	15.38%	7.30%	12.13%
Mirova Global Megatrends Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	15.32%	7.24%		12.07%
Mirova Global Megatrends Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	6.04%		11.20%
Mirova Global Megatrends Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.86%	5.49%		9.86%
Vaughan Nelson Small Cap Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.09%		14.29%
Vaughan Nelson Small Cap Fund | Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	7.18%		9.27%
Vaughan Nelson Small Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	10.04%			9.08%
Vaughan Nelson Small Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.17%	10.53%			9.06%
Vaughan Nelson Small Cap Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	11.68%	9.39%
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	11.62%			10.00%
Vaughan Nelson Small Cap Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.77%	9.54%			7.83%
Vaughan Nelson Small Cap Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.24%	8.51%			7.33%
Natixis Oakmark International Fund | MSCI World ex USA Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.42%		8.55%
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.00%	5.22%			5.90%
Natixis Oakmark International Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.06%	4.79%			5.53%
Natixis Oakmark International Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.40%	4.10%			4.80%
Natixis Oakmark International Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	30.66%	5.67%			5.89%
Natixis Oakmark International Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	32.91%	6.77%	5.21%
Natixis Oakmark International Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	32.94%	6.73%			6.76%
Natixis U.S. Equity Opportunities Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.77%		14.82%
Natixis U.S. Equity Opportunities Fund | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.49%		14.59%
Natixis U.S. Equity Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	13.00%			14.56%
Natixis U.S. Equity Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.47%	13.49%			14.55%
Natixis U.S. Equity Opportunities Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	17.68%	14.70%	15.57%
Natixis U.S. Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.62%	14.63%			15.53%
Natixis U.S. Equity Opportunities Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.31%	12.61%			13.58%
Natixis U.S. Equity Opportunities Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	11.17%			12.38%